Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Current PEO(1)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Current PEO(1)(2)(3)	Compensation Actually Paid to Former PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO(1) NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Company Total Stockholder Return	Peer Group Total Stockholder Return(4)	Net Income (Loss) ($ in millions)	Adjusted EBITDA(5) ($ in millions)
2023	$1,937,026	$1,543,514	$765,594	$329,849	$1,038,424	$575,754	$97.78	$146.01	$50.7	$426.9
2022	—	$4,261,163	—	$3,142,037	$2,134,747	$1,445,764	$85.75	$114.07	$38.9	$393.0
2021	—	$6,447,451	—	$5,441,201	$4,009,465	$2,510,468	$108.55	$125.90	$(181.5)	$277.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Fred Ross served as Chief Executive Officer, the principal executive officer ("PEO"), in fiscal year 2021, in fiscal year 2022 and in fiscal year 2023 until March 20, 2023. Ryan McMonagle served as President and Chief Operating Officer in fiscal year 2021, in fiscal year 2022 and in fiscal year 2023 until March 20, 2023. Compensation reflected in the Summary Compensation Table Total for Current PEO column reflects the total compensation of our current Chief Executive Officer (“CEO”), Mr. McMonagle, for the fiscal year ended December 31, 2023, as reported in the Summary Compensation Table. Compensation reflected in the Summary Compensation Table Total for Former PEO column reflects the total compensation of our former CEO, Mr. F. Ross, for the fiscal years ended December 31, 2021, 2022 and 2023, as reported in the Summary Compensation Table. Fiscal year 2023 compensation reflected in the Summary Compensation Table Total for Non-PEO NEOs column reflects Mr. Ross’s service as Founder starting March 20, 2023 and Mr. McMonagle’s service as President and Chief Operating Officer until March 20, 2023.
Peer Group Issuers, Footnote [Text Block]	The peer group is the S&P 600 Industrials and comprises those companies included in the S&P SmallCap 600 that are classified as members of the GICS® Industrials sector peer group (the "PvP Peer Group").
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid ("CAP") is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the "Summary Compensation Table" ("SCT") on page 48, with specified adjustments for pensions (if applicable) and stock-based compensation. SCT and CAP for the PEO and Average Non-PEO NEOs reflects Mr. Ross’s service as CEO until March 20, 2023 and Mr. McMonagle’s service as CEO starting March 20, 2023 and Mr. Ross’s service as Founder starting March 20, 2023 and Mr. McMonagle’s service as President and Chief Operating Officer until March 20, 2023, respectively. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:
Year	SCT Total(i)	Net Adjustments to SCT Total(ii) (iii)	CAP
2023
Current PEO	$1,937,026	$(1,171,432)	$765,594
Former PEO	$1,543,514	$(1,213,665)	$329,849

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total(i)	Net Adjustments to SCT Total(ii) (iii)	CAP
2023	$1,038,424	$(462,670)	$575,754
(i) Reflects "Total Compensation" reported in the SCT for our CEOs.
(ii) Includes the grant date fair value of equity-based awards granted as reflected in the SCT for our CEOs.
(iii) Includes the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown, adjusted for the 2023 CEO change as described above. Fair value or change in fair value, as applicable, of equity awards was determined by reference to (i) for RSUs, the closing price per share on the applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for PSUs (excluding any market-based awards), the same valuation methodology as RSU awards except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and, (iii) for market-based awards, the fair value is calculated using a Monte Carlo simulation approach in a risk-neutral framework to model future stock price movements based upon historical volatility (based on the weighted-average combination of the Company’s historic volatility and of the implied volatility of a group of the Company’s peers), risk-free rates of return, and correlation matrix. Please refer to the section "Accounting for Share-Based Compensation" in the CD&A on page 44 for additional information. The equity components of CAP for the 2023 fiscal year are further detailed in the supplemental tables below. No adjustments for pensions are required as the Company does not have a defined-benefit plan.

	2023
Adjustments to Determine Compensation "Actually Paid" for CEOs	Current PEO	Former PEO
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(305,094)	$—
Increase for fair value of awards granted during year that remain unvested as of year-end	(54,031)	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(568,735)	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	170,370	—
Deduction for proration of compensation for partial time served as PEO	(413,942)	(1,213,665)
Total adjustments	$(1,171,432)	$(1,213,665)

Adjustments to Determine Average Compensation "Actually Paid" for Non-CEO NEOs	2023
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(441,863)
Increase for fair value of awards granted during year that remain unvested as of year-end	(32,871)
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(38,271)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	50,335
Total adjustments	$(462,670)

Non-PEO NEO Average Total Compensation Amount	$ 1,038,424	$ 2,134,747	$ 4,009,465
Non-PEO NEO Average Compensation Actually Paid Amount	$ 575,754	1,445,764	2,510,468
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid ("CAP") is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the "Summary Compensation Table" ("SCT") on page 48, with specified adjustments for pensions (if applicable) and stock-based compensation. SCT and CAP for the PEO and Average Non-PEO NEOs reflects Mr. Ross’s service as CEO until March 20, 2023 and Mr. McMonagle’s service as CEO starting March 20, 2023 and Mr. Ross’s service as Founder starting March 20, 2023 and Mr. McMonagle’s service as President and Chief Operating Officer until March 20, 2023, respectively. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:
Year	SCT Total(i)	Net Adjustments to SCT Total(ii) (iii)	CAP
2023
Current PEO	$1,937,026	$(1,171,432)	$765,594
Former PEO	$1,543,514	$(1,213,665)	$329,849

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total(i)	Net Adjustments to SCT Total(ii) (iii)	CAP
2023	$1,038,424	$(462,670)	$575,754
(i) Reflects "Total Compensation" reported in the SCT for our CEOs.
(ii) Includes the grant date fair value of equity-based awards granted as reflected in the SCT for our CEOs.
(iii) Includes the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown, adjusted for the 2023 CEO change as described above. Fair value or change in fair value, as applicable, of equity awards was determined by reference to (i) for RSUs, the closing price per share on the applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for PSUs (excluding any market-based awards), the same valuation methodology as RSU awards except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and, (iii) for market-based awards, the fair value is calculated using a Monte Carlo simulation approach in a risk-neutral framework to model future stock price movements based upon historical volatility (based on the weighted-average combination of the Company’s historic volatility and of the implied volatility of a group of the Company’s peers), risk-free rates of return, and correlation matrix. Please refer to the section "Accounting for Share-Based Compensation" in the CD&A on page 44 for additional information. The equity components of CAP for the 2023 fiscal year are further detailed in the supplemental tables below. No adjustments for pensions are required as the Company does not have a defined-benefit plan.

	2023
Adjustments to Determine Compensation "Actually Paid" for CEOs	Current PEO	Former PEO
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(305,094)	$—
Increase for fair value of awards granted during year that remain unvested as of year-end	(54,031)	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(568,735)	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	170,370	—
Deduction for proration of compensation for partial time served as PEO	(413,942)	(1,213,665)
Total adjustments	$(1,171,432)	$(1,213,665)

Adjustments to Determine Average Compensation "Actually Paid" for Non-CEO NEOs	2023
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(441,863)
Increase for fair value of awards granted during year that remain unvested as of year-end	(32,871)
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(38,271)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	50,335
Total adjustments	$(462,670)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Company Cumulative TSR
■During 2023, compensation actually paid to our CEOs and average compensation actually paid to our non-CEO NEOs declined 65% and 60%, respectively, compared to a 14% increase in the Company's TSR. During 2022, compensation actually paid to our former CEO and average compensation actually paid to our non-CEO NEOs declined 42% for both, compared to a 21% decline in the Company's TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Net Income (Loss)
■Compensation actually paid to our current CEO of $0.8 million for 2023 and to our former CEO of $0.3 million, $3.1 million and $5.4 million for 2023, 2022 and 2021, respectively, and average compensation actually paid to our non-CEO NEOs of $0.6 million, $1.4 million and $2.5 million for 2023, 2022 and 2021, respectively, compares to net income (loss) of $50.7 million, $38.9 million and $(181.5) million for 2023, 2022 and 2021, respectively.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid vs. Adjusted EBITDA
■Compensation actually paid to our current CEO of $0.8 million for 2023 and to our former CEO of $0.3 million, $3.1 million and $5.4 million for 2023, 2022 and 2021, respectively, and average compensation actually paid to our non-CEO NEOs of $0.6 million, $1.4 million and $2.5 million for 2023, 2022 and 2021, respectively, compares to Adjusted EBITDA of $426.9 million, $393.0 million and $277.3 million for 2023, 2022 and 2021, respectively.

Total Shareholder Return Vs Peer Group [Text Block]
Company Cumulative TSR vs. PvP Peer Group TSR
■The Company’s TSR of $97.78, $85.75 and $108.55, for 2023, 2022 and 2021, respectively, compares to Peer Group TSR of $146.01, $114.07 and $125.90 for 2023, 2022 and 2021, respectively.

Tabular List [Table Text Block]

Most Important Performance Measures
Adjusted EBITDA(1)(2)
Gross Profit(3)
Leverage Ratio(4)

Total Shareholder Return Amount	$ 97.78	85.75	108.55
Peer Group Total Shareholder Return Amount	146.01	114.07	125.90
Net Income (Loss)	$ 50,700,000	$ 38,900,000	$ (181,500,000)
Company Selected Measure Amount	426,900,000	393,000,000	277,300,000
Additional 402(v) Disclosure [Text Block]
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years. In determining the "compensation actually paid" to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2023, 2022 and 2021 fiscal years.
	The assumptions used in calculating the fair value of unvested stock-based awards as of December 31 of each year (or the vest date, if earlier) were consistent with those used to calculate the grant date fair value. The amounts shown do not constitute a promise or commitment by the Company to pay and final outcomes are likely to differ.For our NEOs, 100% of their bonus opportunity for 2023 was based on Company ("corporate") Adjusted EBITDA for 2023.Gross Profit is the performance measure used to evaluate the Company’s operating segment performance. For additional information, see Note 20 to our audited consolidated financial statements included in our 2023 Annual Report on Form 10-K.
Total Shareholder Return, Increase, Percent	14.00%
Total Shareholder Return, Decrease, Percent		21.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	As an additional measure, the Company has included Adjusted EBITDA, which is used by the Company to evaluate performance and allocate resources. For additional information refer to 2023 Short-Term Incentive Plan ("STIP") on page 40.Adjusted EBITDA is the performance measure used for performance units (the PSUs), as discussed in "Long-Term Incentive Plan ("LTIP")" beginning on page 41.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Leverage Ratio
Non-GAAP Measure Description [Text Block]	Leverage Ratio is a measure used by the Company to evaluate the ability to service debt. Leverage Ratio is calculated as the ratio of "net debt," which is total debt excluding deferred financing fees less cash and cash equivalents, to Adjusted EBITDA.
Current PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,937,026
PEO Actually Paid Compensation Amount	$ 765,594
PEO Name	Ryan McMonagle
Former PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,543,514	$ 4,261,163	$ 6,447,451
PEO Actually Paid Compensation Amount	$ 329,849	$ 3,142,037	$ 5,441,201
PEO Name	Fred Ross
PEO [Member]
Pay vs Performance Disclosure [Table]
Compensation Actually Paid, Decrease, Percent	65.00%	42.00%
PEO [Member] | Current PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,171,432)
PEO [Member] | Current PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(305,094)
PEO [Member] | Current PEO [Member] | Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(54,031)
PEO [Member] | Current PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(568,735)
PEO [Member] | Current PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	170,370
PEO [Member] | Current PEO [Member] | Proration of Compensation for Partial Time Served as PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(413,942)
PEO [Member] | Former PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,213,665)
PEO [Member] | Former PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Former PEO [Member] | Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Former PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Former PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Former PEO [Member] | Proration of Compensation for Partial Time Served as PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,213,665)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (462,670)
Compensation Actually Paid, Decrease, Percent	60.00%	42.00%
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (441,863)
Non-PEO NEO [Member] | Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,871)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(38,271)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 50,335